BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 1.6%

	ASSET MANAGEMENT — 0.6%
120,000	Charles Schwab Corporation (The) - Series J	1.113	06/01/26	$ 2,679,600

	BANKING — 1.0%
117,000	Huntington Bancshares Inc - Series H	1.125		2,391,480
122,135	US Bancorp, B - Series M	1.000	04/15/26	2,412,166
				4,803,646
	TOTAL PREFERRED STOCKS (Cost $9,080,956)			7,483,246

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.5%
	AUTO LOAN — 19.5%
5,000,000	American Credit Acceptance Receivables Trust Series 4 F(a)	4.2100	07/13/28	4,948,464
116,371	AmeriCredit Automobile Receivables Trust 2020-2 Series 2 C	1.4800	02/18/26	116,167
2,030,000	AmeriCredit Automobile Receivables Trust 2020-2 Series 2020-2 D	2.1300	03/18/26	2,026,949
5,890,000	Bridgecrest Lending Auto Securitization Trust Series 1 D	7.8400	08/15/29	6,264,555
4,720,000	CarMax Auto Owner Trust 2023-1 Series 1 D	6.2700	11/15/29	4,863,472
284,401	Exeter Automobile Receivables Trust 2021-3 Series 3A C	0.9600	10/15/26	283,195
2,645,000	Exeter Automobile Receivables Trust 2021-3 Series 2021-3A D	1.5500	06/15/27	2,561,695
10,597,000	Exeter Automobile Receivables Trust 2021-4 Series 4A E(a)	4.0200	01/17/28	10,324,867
2,650,000	Exeter Automobile Receivables Trust 2022-1 Series 1A D	3.0200	06/15/28	2,596,996
4,000,000	Exeter Automobile Receivables Trust 2022-1 Series 1A E(a)	5.0200	10/15/29	3,892,129
5,993,000	Exeter Automobile Receivables Trust 2022-2 Series 2A E(a)	6.3400	10/15/29	5,968,537
3,653,000	Exeter Automobile Receivables Trust 2022-4 Series 4A D	5.9800	12/15/28	3,688,838
2,000,000	First Investors Auto Owner Trust Series 2021-1A E(a)	3.3500	04/15/27	1,981,486
432,382	First Investors Auto Owner Trust 2021-1 Series 1A C(a)	1.1700	03/15/27	428,809
2,230,000	First Investors Auto Owner Trust 2021-2 Series 2021-2A D(a)	1.6600	12/15/27	2,142,843
4,720,000	First Investors Auto Owner Trust 2022-1 Series 1A D(a)	3.7900	06/15/28	4,618,131
2,000,000	First Investors Auto Owner Trust 2022-1 Series 1A E(a)	5.4100	06/15/29	1,933,726
2,000,000	First Investors Auto Owner Trust 2022-2 Series 2A D(a)	8.7100	10/16/28	2,122,533
8,400,000	First Investors Auto Owner Trust 2023-1 Series 1A D(a)	7.7400	01/15/31	9,017,439
69,843	Flagship Credit Auto Trust 2019-3 Series 3 D(a)	2.8600	12/15/25	69,765
132,719	Santander Drive Auto Receivables Trust 2020-3 Series 2020-3 D	1.6400	11/16/26	132,343

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.5% (Continued)
	AUTO LOAN — 19.5% (Continued)
3,675,000	Westlake Automobile Receivables Trust 2021-1 Series 2021-1A E(a)		2.3300	08/17/26	$ 3,622,601
2,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A E(a)		2.3800	03/15/27	1,955,747
3,000,000	Westlake Automobile Receivables Trust 2021-2 Series 2021-2A F(a)		3.6600	12/15/27	2,943,085
652,144	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A C(a)		1.5800	01/15/27	647,908
3,660,000	Westlake Automobile Receivables Trust 2021-3 Series 2021-3A E(a)		3.4200	04/15/27	3,602,628
4,750,000	Westlake Automobile Receivables Trust 2023-1 Series 1A D(a)		6.7900	11/15/28	4,914,582
3,650,000	Westlake Automobile Receivables Trust 2024-2 Series 2A D(a)		5.9100	04/15/30	3,730,388
					91,399,878
	CLO — 31.8%
3,000,000	AGL CLO 25 Ltd. Series 25A D(a),(b)	TSFR3M + 5.300%	10.5820	07/21/36	3,066,225
5,000,000	Apidos CLO XXIX Series 29A B(a),(b)	TSFR3M + 2.162%	7.4460	07/25/30	5,000,165
2,650,000	Apidos CLO XXVII Series 27A CR(a),(b)	TSFR3M + 3.412%	8.6970	07/17/30	2,659,034
3,500,000	Apidos CLO XXXV Series 2021-35A E(a),(b)	TSFR3M + 6.012%	11.2940	04/20/34	3,531,070
7,000,000	Ares XLIX CLO Ltd. Series 49A B(a),(b)	TSFR3M + 1.912%	7.1940	07/22/30	7,013,202
2,700,000	Bain Capital Credit CLO 2022-1 Ltd. Series 1A A1(a),(b)	TSFR3M + 1.320%	6.5990	04/18/35	2,703,734
4,000,000	Battalion CLO XX Ltd. Series 20A C1(a),(b)	TSFR3M + 2.262%	7.5630	07/15/34	4,000,140
275,000	CARLYLE US CLO 2017-4 Ltd. Series 4A A2(a),(b)	TSFR3M + 1.662%	6.9630	01/15/30	275,382
1,792,000	CARLYLE US CLO 2017-5 Ltd. Series 5A B(a),(b)	TSFR3M + 2.062%	7.3440	01/20/30	1,796,347
2,250,000	CARLYLE US CLO 2019-2 LTD Series 2019-2A A2R(a),(b)	TSFR3M + 1.912%	7.2130	07/15/32	2,250,000
2,200,000	CIFC Funding 2017-IV Ltd. Series 2017-4A A2R(a),(b)	TSFR3M + 1.812%	7.0950	10/24/30	2,200,975
3,000,000	CIFC Funding 2017-IV Ltd. Series 2017-4A CR(a),(b)	TSFR3M + 3.412%	8.6950	10/24/30	3,019,953
5,250,000	Dewolf Park CLO Ltd. Series 1A CR(a),(b)	TSFR3M + 2.112%	7.4130	10/15/30	5,260,353
1,000,000	Dryden 30 Senior Loan Fund Series 2013-30A CR(a),(b)	TSFR3M + 1.962%	7.0800	11/15/28	1,001,345
3,500,000	Dryden 30 Senior Loan Fund Series 2013-30A DR(a),(b)	TSFR3M + 2.862%	7.9800	11/15/28	3,467,615
2,500,000	Dryden 70 CLO Ltd. Series 70A C(a),(b)	TSFR3M + 2.412%	7.6980	01/16/32	2,501,863
51,500	Dryden Senior Loan Fund Series 2017-47A A1R(a),(b)	TSFR3M + 1.242%	6.5430	04/15/28	51,524
1,700,000	Elmwood CLO 20 Ltd. Series 7A BR(a),(b)	TSFR3M + 2.050%	7.3360	01/17/37	1,699,915
5,500,000	Elmwood CLO 21 Ltd. Series 8A AR(a),(b)	TSFR3M + 1.650%	6.9320	10/20/36	5,536,476
1,250,000	Elmwood CLO XII Ltd. Series 5A D(a),(b)	TSFR3M + 3.312%	8.5940	01/20/35	1,250,000
2,750,000	Goldentree Loan Management US CLO 1 Ltd. Series 2017-1A DR2(a),(b)	TSFR3M + 3.412%	8.6940	04/20/34	2,765,507
4,500,000	Goldentree Loan Management US Clo 17 Ltd. Series 17A B(a),(b)	TSFR3M + 2.450%	7.7320	07/20/36	4,517,469
6,650,000	Goldentree Loan Management US Clo 3 Ltd. Series 3A D(a),(b)	TSFR3M + 3.112%	8.3940	04/20/30	6,668,500
2,500,000	HalseyPoint CLO 4 Ltd. Series 4A E(a),(b)	TSFR3M + 6.972%	12.2540	04/20/34	2,478,785
3,137,500	HPS Loan Management 6-2015 Ltd. Series 2015 CR(a),(b)	TSFR3M + 2.762%	8.0040	02/05/31	3,110,637

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.5% (Continued)
	CLO — 31.8% (Continued)
2,200,000	HPS Loan Management 8-2016 Ltd. Series 2016 CR(a),(b)	TSFR3M + 2.212%	7.4940	07/20/30	$ 2,203,513
5,250,000	ICG US CLO 2014-3 Ltd. Series 3A A2RR(a),(b)	TSFR3M + 1.762%	7.0460	04/25/31	5,251,832
1,250,000	ICG US CLO 2022-1i Ltd. Series 1A D1(a),(b)	TSFR3M + 4.060%	9.3420	07/20/35	1,245,935
2,000,000	Madison Park Funding XXIV Ltd. Series 24A BR2(a),(b)	TSFR3M + 1.550%	6.8320	10/20/29	2,003,140
500,000	MidOcean Credit CLO XII Ltd. Series 12A A1R(a),(b)	TSFR3M + 1.340%	6.6190	04/18/36	500,125
2,000,000	Neuberger Berman CLO XV Series 2013-15A CR2(a),(b)	TSFR3M + 2.112%	7.4130	10/15/29	2,000,066
7,600,000	Neuberger Berman CLO XVII Ltd. Series 17A CR3(a),(b)	TSFR3M + 2.150%	7.4830	07/22/38	7,625,839
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2019-32A DR(a),(b)	TSFR3M + 2.962%	8.2410	01/19/32	1,983,884
2,000,000	Neuberger Berman Loan Advisers CLO 32 Ltd. Series 32A CR(a),(b)	TSFR3M + 1.962%	7.2410	01/20/32	2,005,070
3,165,000	OCP CLO 2014-7 Ltd. Series 2014-7A CRR(a),(b)	TSFR3M + 3.362%	8.6440	07/20/29	3,174,672
1,750,000	OCP CLO 2014-7 Ltd. Series 7A DRR(a),(b)	TSFR3M + 6.092%	11.3740	07/20/29	1,748,208
5,850,000	Octagon Investment Partners XXI Ltd. Series 1A BR3(a),(b)	TSFR3M + 2.012%	7.1280	02/14/31	5,851,901
5,575,000	OHA Credit Partners XIV Ltd. Series 14A D1R(a),(b)	TSFR3M + 2.900%	8.1140	07/21/37	5,585,174
2,500,000	Regatta XIII Funding Ltd. Series 2A CR(a),(b)	TSFR3M + 2.700%	8.0010	07/15/31	2,495,378
3,400,000	Regatta XV Funding Ltd. Series 4A C(a),(b)	TSFR3M + 3.562%	8.8460	10/25/31	3,409,717
75,000	Riserva Clo Ltd. Series 2016-3A XRR(a),(b)	TSFR3M + 1.062%	6.3410	01/18/34	74,998
2,075,000	Sound Point CLO IX Ltd. Series 2A ARRR(a),(b)	TSFR3M + 1.472%	6.7540	07/20/32	2,077,783
4,500,000	Sound Point Clo XV Ltd. Series 1A E(a),(b)	TSFR3M + 6.222%	11.5050	01/23/29	4,495,824
2,300,000	Sounds Point CLO IV-R LTD Series 3RA C(a),(b)	TSFR3M + 2.512%	7.7910	04/18/31	2,300,152
3,000,000	Venture 41 Clo Ltd. Series 41A C(a),(b)	TSFR3M + 2.862%	8.1440	01/20/34	3,019,377
1,005,000	Venture 43 CLO Ltd. Series 43A D(a),(b)	TSFR3M + 3.732%	9.0330	04/15/34	987,495
1,375,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4830	07/15/32	1,343,669
5,220,000	Voya CLO 2013-1 Ltd. Series 1A BR(a),(b)	TSFR3M + 2.162%	7.4630	10/15/30	5,219,984
2,425,000	Voya CLO 2014-1 Ltd.(a),(b)	TSFR3M + 3.062%	8.3410	04/18/31	2,429,712
360,000	Voya CLO 2015-1 Ltd. Series 1A CR(a),(b)	TSFR3M + 2.612%	7.8910	01/18/29	360,705
2,000,000	Wind River 2021-2 CLO Ltd. Series 2A C(a),(b)	TSFR3M + 2.212%	7.4940	07/20/34	2,000,048
500,000	Wind River 2021-2 CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 3.412%	8.6940	07/20/34	486,470
					149,706,887
	OTHER ABS — 0.2%
1,000,000	PFS Financing Corporation Series C A(a),(b)	SOFR30A + 0.800%	6.1420	04/17/28	1,001,508

	RESIDENTIAL MORTGAGE — 0.0%(c)
54,481	Towd Point Mortgage Trust 2017-5 Series 2017-5 A1(a),(b)	TSFR1M + 0.714%	5.5690	02/25/57	56,123
164,986	Towd Point Mortgage Trust 2017-6 Series 2017-6 A1(a),(d)		2.7500	10/25/57	160,761

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 51.5% (Continued)
	RESIDENTIAL MORTGAGE — 0.0%(c) (Continued)
					$ 216,884
	TOTAL ASSET BACKED SECURITIES (Cost $238,872,399)				242,325,157

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4%
	AUTOMOTIVE — 1.1%
975,000	Adient Global Holdings Ltd.(a)		4.8750	08/15/26	967,213
250,000	Dana, Inc.		5.3750	11/15/27	248,206
3,700,000	Volkswagen Group of America Finance, LLC(a)		5.9000	09/12/33	3,890,651
					5,106,070
	BANKING — 0.9%
3,995,000	Bank of America Corporation Series FF(d)	TSFR3M + 3.193%	5.8750	Perpetual	4,052,717

	BIOTECH & PHARMA — 0.1%
342,000	Prestige Brands, Inc.(a)		5.1250	01/15/28	339,536

	CABLE & SATELLITE — 0.9%
3,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.1250	05/01/27	2,954,799
1,000,000	CCO Holdings, LLC / CCO Holdings Capital(a)		5.0000	02/01/28	973,520
					3,928,319
	CHEMICALS — 0.7%
770,000	HB Fuller Company		4.2500	10/15/28	739,150
2,675,000	Ingevity Corporation(a)		3.8750	11/01/28	2,514,611
					3,253,761
	COMMERCIAL SUPPORT SERVICES — 1.0%
2,000,000	AMN Healthcare, Inc.(a)		4.6250	10/01/27	1,956,686
2,945,000	Korn Ferry(a)		4.6250	12/15/27	2,882,418
					4,839,104
	CONSTRUCTION MATERIALS — 1.2%
3,592,000	Advanced Drainage Systems, Inc.(a)		5.0000	09/30/27	3,552,313
2,000,000	Advanced Drainage Systems, Inc.(a)		6.3750	06/15/30	2,045,348
					5,597,661

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	CONSUMER SERVICES — 1.4%
3,885,000	Service Corp International		5.1250	06/01/29	$ 3,888,758
3,000,000	Service Corp International		5.7500	10/15/32	3,023,795
					6,912,553
	CONTAINERS & PACKAGING — 1.2%
2,420,000	Silgan Holdings, Inc.		4.1250	02/01/28	2,361,243
3,350,000	TriMas Corporation(a)		4.1250	04/15/29	3,212,092
					5,573,335
	ELECTRIC UTILITIES — 0.7%
2,940,000	National Rural Utilities Cooperative Finance(d)	H15T5Y + 3.533%	7.1250	09/15/53	3,096,046

	ENGINEERING & CONSTRUCTION — 1.9%
2,035,000	Installed Building Products, Inc.(a)		5.7500	02/01/28	2,030,466
6,500,000	MasTec, Inc.(a)		4.5000	08/15/28	6,386,515
					8,416,981
	FOOD — 0.9%
4,009,000	Darling Ingredients, Inc.(a)		5.2500	04/15/27	3,991,974

	FORESTRY, PAPER & WOOD PRODUCTS — 0.7%
3,472,000	Louisiana-Pacific Corporation(a)		3.6250	03/15/29	3,303,461

	HEALTH CARE FACILITIES & SERVICES — 0.5%
2,500,000	Molina Healthcare, Inc.(a)		4.3750	06/15/28	2,432,657

	HOME CONSTRUCTION — 0.4%
2,000,000	LGI Homes, Inc.(a)		4.0000	07/15/29	1,853,645

	HOUSEHOLD PRODUCTS — 0.8%
3,907,000	Central Garden & Pet Company		5.1250	02/01/28	3,874,654

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
4,185,000	Goldman Sachs Group, Inc. (The) Series P(d)	TSFR3M + 3.136%	8.2380	Perpetual	4,188,741
6,045,000	Morgan Stanley(d)	SOFRRATE + 1.880%	5.4240	07/21/34	6,299,801
					10,488,542

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	LEISURE FACILITIES & SERVICES — 0.7%
3,560,000	Boyne USA, Inc.(a)		4.7500	05/15/29	$ 3,424,359

	MACHINERY — 0.8%
4,000,000	ATS Corporation(a)		4.1250	12/15/28	3,767,864

	METALS & MINING — 1.3%
3,603,000	Freeport-McMoRan, Inc.		5.0000	09/01/27	3,619,887
2,767,000	Mineral Resources Ltd.(a)		8.1250	05/01/27	2,798,494
					6,418,381
	OIL & GAS PRODUCERS — 7.7%
2,775,000	Cheniere Energy Partners, L.P.		4.5000	10/01/29	2,739,246
4,000,000	Civitas Resources, Inc.(a)		8.6250	11/01/30	4,241,115
3,000,000	EQT Corporation		5.7500	02/01/34	3,087,441
3,250,000	Hess Midstream Operations, L.P.(a)		5.6250	02/15/26	3,254,222
2,000,000	Matador Resources Company(a)		6.8750	04/15/28	2,039,278
3,510,000	Murphy Oil Corporation		6.0000	10/01/32	3,468,731
3,240,000	Murphy Oil USA, Inc.		5.6250	05/01/27	3,238,535
750,000	Murphy Oil USA, Inc.		4.7500	09/15/29	729,331
4,200,000	Plains All American Pipeline, L.P. Series B(d)	TSFR3M + 4.372%	9.4900	Perpetual	4,202,905
2,000,000	SM Energy Company(a)		6.7500	08/01/29	2,009,738
2,000,000	Sunoco, L.P.(a)		7.2500	05/01/32	2,121,714
2,825,000	Sunoco, L.P. / Sunoco Finance Corporation		6.0000	04/15/27	2,836,998
2,909,000	Targa Resources Partners, L.P. / Targa Resources		5.0000	01/15/28	2,910,700
					36,879,954
	PUBLISHING & BROADCASTING — 0.7%
1,500,000	Nexstar Media, Inc.(a)		5.6250	07/15/27	1,486,966
2,000,000	TEGNA, Inc.		5.0000	09/15/29	1,906,504
					3,393,470
	REAL ESTATE INVESTMENT TRUSTS — 0.4%
2,000,000	Iron Mountain, Inc.(a)		5.2500	03/15/28	1,993,783

	RETAIL - DISCRETIONARY — 1.2%
1,400,000	Asbury Automotive Group, Inc.		4.5000	03/01/28	1,364,108
945,000	Asbury Automotive Group, Inc.		4.7500	03/01/30	905,363

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 33.4% (Continued)
	RETAIL - DISCRETIONARY — 1.2% (Continued)
1,000,000	Builders FirstSource, Inc.(a)		6.3750	03/01/34	$ 1,039,620
2,120,000	Patrick Industries, Inc.(a)		7.5000	10/15/27	2,128,848
					5,437,939
	SEMICONDUCTORS — 1.4%
2,180,000	Amkor Technology, Inc.(a)		6.6250	09/15/27	2,197,435
2,075,000	ON Semiconductor Corporation(a)		3.8750	09/01/28	1,980,425
2,200,000	Synaptics, Inc.(a)		4.0000	06/15/29	2,086,037
					6,263,897
	SOFTWARE — 0.1%
500,000	Gen Digital, Inc.(a)		6.7500	09/30/27	514,288

	SPECIALTY FINANCE — 0.6%
3,000,000	FirstCash, Inc.(a)		4.6250	09/01/28	2,889,985

	TECHNOLOGY SERVICES — 0.7%
3,500,000	Booz Allen Hamilton, Inc.(a)		3.8750	09/01/28	3,397,490

	TRANSPORTATION & LOGISTICS — 0.4%
2,000,000	Genesee & Wyoming, Inc.(a)		6.2500	04/15/32	2,060,058

	TRANSPORTATION EQUIPMENT — 0.8%
2,000,000	Allison Transmission, Inc.(a)		4.7500	10/01/27	1,969,347
2,000,000	Allison Transmission, Inc.(a)		5.8750	06/01/29	2,014,246
					3,983,593
	TOTAL CORPORATE BONDS (Cost $157,675,011)				157,486,077

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.5%
	BIOTECH & PHARMA — 0.0%(c)
2,637	Prestige Brands, Inc.(b)	TSFR1M + 2.115%	7.4500	07/01/28	2,645

	CHEMICALS — 0.7%
3,460,113	HB Fuller Company(b)	TSFR1M + 2.000%	7.3300	02/15/30	3,470,943

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 5.5% (Continued)
	CONSTRUCTION MATERIALS — 0.9%
3,899,089	Quikrete Holdings, Inc.(b)	TSFR1M + 2.500%	7.8150	03/25/31	$ 3,905,795

	LEISURE FACILITIES & SERVICES — 0.6%
2,917,293	Hilton Grand Vacations Borrower, LLC(b)	TSFR1M + 2.615%	8.1900	08/02/28	2,903,932

	LEISURE PRODUCTS — 1.1%
4,894,781	Hayward Industries, Inc.(b)	TSFR1M + 2.615%	8.1900	05/28/28	4,894,781

	MEDICAL EQUIPMENT & DEVICES — 0.2%
1,099,791	Avantor Funding, Inc.(b)	TSFR1M + 2.100%	7.4300	11/08/27	1,107,731

	PUBLISHING & BROADCASTING — 0.3%
1,495,989	Nexstar Broadcasting, Inc.(b)	TSFR1M + 2.615%	7.9400	09/19/26	1,498,016

	RETAIL - DISCRETIONARY — 0.7%
3,000,000	Johnstone Supply, LLC(b)	TSFR1M + 3.000%	8.3210	05/16/31	2,996,250

	TECHNOLOGY HARDWARE — 0.4%
1,985,000	Ciena Corporation(b)	TSFR1M + 2.100%	7.3300	10/24/30	1,991,203

	TRANSPORTATION & LOGISTICS — 0.6%
3,000,000	Genesee & Wyoming, Inc.(b)	TSFR1M + 2.000%	7.3350	04/07/31	2,995,815

	TOTAL TERM LOANS (Cost $25,743,660)				25,767,111

BOYD WATTERSON LIMITED DURATION ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 6.0%
26,650,000	United States Treasury Note	3.5000	02/15/33	$ 26,168,010
2,000,000	United States Treasury Note	4.3750	05/15/34	2,092,656
	TOTAL TREASURY BONDS & NOTES (Cost $26,849,614)			28,260,666

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 6.7%
	MONEY MARKET FUNDS - 6.7%
8,193,149	First American Government Obligations Fund, Class X, 4.82% (Cost $8,193,149)(e)			8,193,149

	TOTAL INVESTMENTS - 98.0% (Cost $466,414,789)			$ 469,515,406
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%			1,468,191
	NET ASSETS - 100.0%			$ 470,983,597

CLO	- Collateralized Loan Obligations
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M Term CME (Secured Overnight Financing Rate) 1 Month
TSFR3M	TSFR1M Term CME (Secured Overnight Financing Rate) 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2024 the total market value of 144A securities is $314,494,164 or 66.8% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security; the rate shown represents the rate on September 30, 2024.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2024.